SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation and Significant risks and uncertainties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) $ / ¥	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($) $ / ¥	Dec. 31, 2018 CNY (¥)
Significant risks and uncertainties
Foreign currency, exchange rate | $ / ¥	6.52500		6.52500
Cash and cash equivalents	¥ 2,726,712	¥ 4,684,003	$ 417,887	¥ 5,469,077
Loan receivables, net	267,383	778,480	$ 40,978
RMB
Significant risks and uncertainties
Cash and cash equivalents | ¥	¥ 1,531,340	¥ 3,251,899
Foreign currency risk | Cash and cash equivalents | RMB
Significant risks and uncertainties
Concentration risk percentage	56.16%	69.43%
Credit risk | Accounts receivable balance
Significant risks and uncertainties
Concentration risk percentage		83.54%